Commitments and Contingencies (Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 17,536
2020	14,826
2021	12,800
2022	11,202
2023	5,701
Thereafter	15,069
Total future operating lease payments	$ 77,134